UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 2 of its series: Allspring Broad Market Core Bond ETF and Allspring Core Plus ETF.

Date of reporting period: August 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Broad Market Core Bond ETF (AFIX)

August 31, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Broad Market Core Bond ETF for the period from December 4, 2024 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Broad Market Core Bond ETF	$14	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

The economy has weathered broad policy changes better than expected, despite earlier warnings to the contrary. The Federal Reserve (Fed) has been on hold, waiting for clarity in the face of stubborn inflation and slowing job growth. However, the market expects monetary policy easing to resume this fall. Risk assets have performed well following a brief period of volatility in the spring, leaving risk premiums for most sectors near longer-term tights.

Portfolio positioning has been relatively stable over the year, with some minor changes to take advantage of relative value opportunities. We remain fully invested but in a defensive manner in order to continue earning spread premiums from lower-risk segments of the market while positioning the portfolio to hold up relatively well if economic or market conditions deteriorate.

Portfolio performance benefited from an overweight to spread sectors (non-Treasury bonds) as well as positive security selection, most notably within corporates, taxable municipals, and other U.S. government bonds.

Mortgage security selection detracted from portfolio performance.

Total return based on a $10,000 investment

	Broad Market Core Bond ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,841	$9,816
1/31/2025	$9,892	$9,868
2/28/2025	$10,119	$10,085
3/31/2025	$10,109	$10,089
4/30/2025	$10,154	$10,128
5/31/2025	$10,081	$10,056
6/30/2025	$10,241	$10,211
7/31/2025	$10,221	$10,184
8/31/2025	$10,350	$10,305

Broad Market Core Bond ETF

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (12/4/24)
Broad Market Core Bond ETF	3.50
Bloomberg U.S. Aggregate Bond Index	3.05

KEY FUND STATISTICS

Total net assets	$177,801,144
# of portfolio holdings	588
Portfolio turnover rate	114%
Total advisory fees paid	$203,212

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.8
Corporate bonds and notes	27.8
U.S. Treasury securities	12.2
Asset-backed securities	10.8
Municipal obligations	6.1
Non-agency mortgage-backed securities	5.4
Yankee corporate bonds and notes	3.9

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Bonds, 5.00%, 5‑15‑2045	4.9
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	4.2
FHLMC, 5.50%, 1‑1‑2055	1.9
FNMA, 5.09%, 1‑1‑2031	1.7
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.4
FNMA, 5.04%, 1‑1‑2031	1.2
FNMA, 5.00%, 1‑1‑2031	1.1
FNMA, 5.50%, 12‑1‑2054	1.1
FNMA, 3.50%, 9‑1‑2050	1.0
FHLMC, 4.50%, 12‑1‑2052	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAFIX 08-25

Annual Shareholder Report

Core Plus ETF (APLU)

August 31, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Core Plus ETF for the period from December 4, 2024 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Plus ETF	$23	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

The top contributors to performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Total return based on a $10,000 investment

	Core Plus ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,811	$9,816
1/31/2025	$9,882	$9,868
2/28/2025	$10,092	$10,085
3/31/2025	$10,064	$10,089
4/30/2025	$10,072	$10,128
5/31/2025	$10,028	$10,056
6/30/2025	$10,194	$10,211
7/31/2025	$10,182	$10,184
8/31/2025	$10,313	$10,305

Core Plus ETF

Annual Shareholder Report | August 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (12/4/24)
Core Plus ETF	3.13
Bloomberg U.S. Aggregate Bond Index	3.05

KEY FUND STATISTICS

Total net assets	$249,530,714
# of portfolio holdings	454
Portfolio turnover rate	229%
Total advisory fees paid	$424,963

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.3
Corporate bonds and notes	18.3
U.S. Treasury securities	14.3
Yankee corporate bonds and notes	9.7
Asset-backed securities	8.6
Non-agency mortgage-backed securities	6.9
Foreign government bonds	4.2
Foreign corporate bonds and notes	3.4
Yankee government bonds	0.9
Loans	0.3
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2030	7.8
FNMA, 2.50%, 2‑1‑2051	2.3
FNMA, 2.00%, 2‑1‑2052	2.3
GNMA, 5.00%, 12‑20‑2054	2.1
FNMA, 5.50%, 3‑1‑2055	2.0
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	1.8
GNMA, 5.50%, 12‑20‑2054	1.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	1.6
FHLMC, 3.00%, 10‑1‑2053	1.4
U.S. Treasury Bonds, 4.75%, 2‑15‑2045	1.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since December 4, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

ARAPLU 08-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Exchange-Traded Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Exchange-Traded Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in the last fiscal year for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fiscal year ended August 31, 2025
Audit fees	$89,900
Audit-related fees	—
Tax fees (1)	4,040
All other fees	—

$93,940

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Exchange-Traded Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Broad Market Core Bond ETF (AFIX)
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Broad Market Core Bond ETF | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 33.35%
FHLMC	2.00%	6-1-2050	$1,114,292	$894,854
FHLMC	2.00	7-1-2050	1,246,339	1,000,636
FHLMC	2.50	11-1-2050	819,175	686,507
FHLMC	2.50	2-1-2051	1,520,172	1,272,218
FHLMC	2.50	5-1-2051	467,068	390,886
FHLMC	2.50	9-1-2051	1,448,575	1,205,111
FHLMC	3.00	8-1-2049	1,395,890	1,223,779
FHLMC	3.00	1-1-2050	1,010,313	886,078
FHLMC	3.00	7-1-2050	493,395	429,244
FHLMC	3.50	7-1-2049	484,495	442,945
FHLMC	3.50	9-1-2049	254,641	232,723
FHLMC	3.50	1-1-2050	246,793	225,474
FHLMC	4.50	12-1-2052	1,837,834	1,780,424
FHLMC	5.00	12-1-2054	1,017,315	1,011,649
FHLMC	5.50	1-1-2055	3,366,073	3,436,020
FNMA	2.00	6-1-2050	1,459,332	1,165,610
FNMA	2.00	7-1-2050	1,807,170	1,447,971
FNMA	2.00	9-1-2050	642,893	510,745
FNMA	2.00	11-1-2050	1,232,075	988,421
FNMA	2.50	9-1-2049	148,291	124,119
FNMA	2.50	12-1-2049	278,014	232,727
FNMA	2.50	4-1-2050	285,117	238,949
FNMA	2.50	8-1-2050	284,287	238,587
FNMA	2.50	11-1-2050	255,293	213,391
FNMA	2.50	12-1-2050	1,133,755	948,001
FNMA	2.50	7-1-2051	1,510,629	1,261,575
FNMA	3.00	8-1-2049	261,203	229,152
FNMA	3.00	2-1-2050	277,291	243,160
FNMA	3.00	5-1-2050	200,041	175,324
FNMA	3.00	6-1-2050	241,907	212,093
FNMA	3.00	7-1-2050	100,119	87,718
FNMA	3.00	8-1-2050	687,112	601,788
FNMA	3.00	9-1-2050	1,935,657	1,694,089
FNMA	3.00	5-1-2051	665,644	581,174
FNMA	3.00	6-1-2051	701,006	610,797
FNMA	3.00	7-1-2051	230,988	201,549
FNMA	3.00	1-1-2052	1,145,737	994,267
FNMA	3.50	6-1-2048	1,824,460	1,672,803
FNMA	3.50	5-1-2049	277,653	253,899
FNMA	3.50	6-1-2049	945,841	864,823
FNMA	3.50	8-1-2049	470,016	429,610
FNMA	3.50	11-1-2049	566,529	515,238
FNMA	3.50	2-1-2050	395,560	360,236
FNMA	3.50	9-1-2050	1,953,720	1,784,606
FNMA	3.50	1-1-2051	1,619,816	1,479,603
FNMA	3.50	2-1-2051	1,714,914	1,566,470
FNMA	4.00	6-1-2048	703,498	669,353
FNMA	4.00	8-1-2048	216,050	205,360
The accompanying notes are an integral part of these financial statements.
2 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	9-1-2048	$184,687	$175,655
FNMA	4.00	11-1-2048	206,146	196,001
FNMA	4.00	1-1-2049	141,714	134,718
FNMA	4.00	3-1-2049	377,254	358,873
FNMA	4.00	1-1-2050	270,354	255,969
FNMA	4.00	1-1-2051	1,264,289	1,199,789
FNMA	4.00	5-1-2051	265,854	251,933
FNMA	4.00	6-1-2052	397,643	371,786
FNMA	4.00	3-1-2051	280,874	266,026
FNMA	4.28	2-1-2030	500,000	504,466
FNMA	4.35	12-1-2029	500,000	506,176
FNMA	4.40	1-1-2030	500,000	506,250
FNMA	4.45	1-1-2031	300,000	303,923
FNMA	4.46	2-1-2031	818,314	826,205
FNMA	4.50	7-1-2048	245,018	239,960
FNMA	4.50	9-1-2052	281,225	271,401
FNMA	4.50	10-1-2052	255,986	247,650
FNMA	4.51	2-1-2030	430,000	436,794
FNMA	4.56	3-1-2030	380,000	386,703
FNMA	4.83	4-1-2031	800,000	821,029
FNMA	4.98	5-1-2030	409,218	419,467
FNMA	5.00	1-1-2031	1,963,000	2,033,347
FNMA	5.04	1-1-2031	2,102,726	2,167,659
FNMA	5.09	1-1-2031	2,844,703	2,939,151
FNMA	5.17	3-1-2031	996,010	1,031,896
FNMA	5.20	3-1-2031	945,806	982,137
FNMA	5.23	2-1-2032	746,928	777,204
FNMA	5.24	12-1-2030	799,037	828,842
FNMA	5.50	12-1-2054	1,905,370	1,939,183
Total agency securities (Cost $58,206,661)				59,301,949
Asset-backed securities: 10.69%
Barings Equipment Finance LLC Series 2025-A Class A4144A	5.02	6-13-2050	1,000,000	1,032,484
Enterprise Fleet Financing LLC Series 2025-1 Class A4144A	4.97	9-22-2031	730,000	747,556
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	945,000	969,608
Ford Credit Auto Owner Trust Series 2025-2 Class A144Aøø	4.37	2-15-2038	370,000	372,345
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	810,000	833,031
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	125,000	126,849
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	325,000	331,381
John Deere Owner Trust Series 2025-A Class A4	4.42	2-17-2032	245,000	248,002
M&T Bank Auto Receivables Trust Series 2025-1A Class A4144A	4.89	7-15-2032	1,000,000	1,020,435
SBA Small Business Investment Cos. Series 2025-10A Class 1	4.96	3-10-2035	1,150,000	1,168,333
Small Business Administration Participation Certificates Series 2024- 25G Class 1	4.89	7-1-2049	770,069	770,860
Small Business Administration Participation Certificates Series 2024- 25H Class 1	4.73	8-1-2049	1,068,067	1,058,105
Toyota Auto Loan Extended Note Trust Series 2023-1A Class A144A	4.93	6-25-2036	120,000	122,877
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A144A	4.65	5-25-2038	435,000	444,057
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
U.S. Small Business Administration Series 2022-25G Class 1	3.93%	7-1-2047	$59,772	$56,590
U.S. Small Business Administration Series 2023-25C Class 1	4.93	3-1-2048	1,184,491	1,195,090
U.S. Small Business Administration Series 2023-25E Class 1	4.62	5-1-2048	904,506	894,086
U.S. Small Business Administration Series 2023-25G Class 1	5.18	7-1-2048	1,113,440	1,133,594
U.S. Small Business Administration Series 2023-25H Class 1	5.15	8-1-2048	1,220,985	1,240,832
U.S. Small Business Administration Series 2023-25I Class 1	5.41	9-1-2048	1,539,985	1,587,187
U.S. Small Business Administration Series 2024-25A Class 1	5.05	1-1-2049	91,331	92,403
U.S. Small Business Administration Series 2024-25B Class 1	5.07	2-1-2049	358,943	363,207
U.S. Small Business Administration Series 2024-25F Class 1	5.04	6-1-2049	1,055,632	1,064,636
U.S. Small Business Administration Series 2024-25I Class 1	4.45	9-1-2049	153,095	149,574
U.S. Small Business Administration Series 2024-25L Class 1	4.82	12-1-2049	775,721	772,455
U.S. Small Business Administration Series 2025-20A Class 1	5.24	1-1-2045	983,597	1,005,283
U.S. Small Business Administration Series 2025-20B Class 1	5.01	2-1-2045	196,742	199,064
Total asset-backed securities (Cost $18,709,946)				18,999,924
Corporate bonds and notes: 27.45%
Basic materials: 0.54%
Chemicals: 0.34%
Albemarle Corp.	5.05	6-1-2032	100,000	97,880
Eastman Chemical Co.	5.75	3-8-2033	160,000	166,374
PPG Industries, Inc.	2.80	8-15-2029	50,000	47,436
Sherwin-Williams Co.	2.95	8-15-2029	210,000	199,666
Sherwin-Williams Co.	4.50	8-15-2030	90,000	90,484
				601,840
Forest products & paper: 0.06%
Georgia-Pacific LLC144A	2.30	4-30-2030	130,000	119,700
Iron/steel: 0.11%
Nucor Corp.	4.65	6-1-2030	190,000	192,834
Mining: 0.03%
Newmont Corp./Newcrest Finance Pty. Ltd.	5.35	3-15-2034	50,000	51,553
Communications: 1.51%
Media: 0.40%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	270,000	253,846
Comcast Corp.	1.95	1-15-2031	50,000	44,307
Comcast Corp.	3.40	4-1-2030	170,000	164,413
Comcast Corp.	4.60	10-15-2038	120,000	111,711
Comcast Corp.	4.95	5-15-2032	140,000	142,936
				717,213
Telecommunications: 1.11%
AT&T, Inc.	2.25	2-1-2032	150,000	129,908
AT&T, Inc.	2.75	6-1-2031	130,000	118,933
AT&T, Inc.	4.50	5-15-2035	120,000	114,812
The accompanying notes are an integral part of these financial statements.
4 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
AT&T, Inc.	4.65%	6-1-2044	$40,000	$34,462
AT&T, Inc.	4.75	5-15-2046	180,000	156,722
AT&T, Inc.	5.35	9-1-2040	120,000	117,941
Motorola Solutions, Inc.	5.00	4-15-2029	100,000	102,369
T-Mobile USA, Inc.	2.40	3-15-2029	120,000	112,872
T-Mobile USA, Inc.	2.55	2-15-2031	130,000	117,740
T-Mobile USA, Inc.	3.38	4-15-2029	100,000	96,830
T-Mobile USA, Inc.	3.88	4-15-2030	200,000	195,898
Verizon Communications, Inc.	1.75	1-20-2031	220,000	191,922
Verizon Communications, Inc.	2.36	3-15-2032	330,000	286,481
Verizon Communications, Inc.	4.40	11-1-2034	150,000	143,258
Verizon Communications, Inc.	4.81	3-15-2039	50,000	46,997
				1,967,145
Consumer, cyclical: 1.52%
Auto manufacturers: 1.26%
American Honda Finance Corp.	2.25	1-12-2029	120,000	112,645
American Honda Finance Corp.	4.40	9-5-2029	110,000	110,665
American Honda Finance Corp.	4.90	3-13-2029	160,000	163,661
BMW U.S. Capital LLC144A	4.50	8-11-2030	70,000	70,054
BMW U.S. Capital LLC144A	4.65	8-13-2029	50,000	50,660
BMW U.S. Capital LLC144A	5.05	3-21-2030	45,000	46,270
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	150,000	141,441
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	150,000	154,761
Ford Motor Credit Co. LLC	3.63	6-17-2031	200,000	180,056
General Motors Co.	6.13	10-1-2025	110,000	110,000
General Motors Financial Co., Inc.	2.40	10-15-2028	60,000	56,523
General Motors Financial Co., Inc.	2.70	6-10-2031	50,000	44,379
General Motors Financial Co., Inc.	4.30	4-6-2029	80,000	79,168
General Motors Financial Co., Inc.	5.00	4-9-2027	250,000	252,030
Hyundai Capital America144A	5.30	1-8-2030	220,000	226,402
Mercedes-Benz Finance North America LLC144A	4.85	1-11-2029	150,000	152,838
Mercedes-Benz Finance North America LLC144A	5.00	4-1-2030	150,000	153,541
Toyota Motor Credit Corp.	5.10	3-21-2031	140,000	145,175
				2,250,269
Entertainment: 0.09%
WarnerMedia Holdings, Inc.	4.28	3-15-2032	76,000	65,588
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	100,000	95,000
				160,588
Retail: 0.17%
AutoZone, Inc.	5.10	7-15-2029	130,000	133,881
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	161,424
				295,305
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 3.59%
Beverages: 0.12%
Diageo Investment Corp.	5.63%	4-15-2035	$200,000	$210,547
Commercial services: 1.03%
Equifax, Inc.	2.35	9-15-2031	120,000	105,809
Equifax, Inc.	4.80	9-15-2029	50,000	50,823
Equifax, Inc.	5.10	6-1-2028	50,000	51,142
J Paul Getty Trust	4.91	4-1-2035	450,000	458,005
Leland Stanford Junior University	4.68	3-1-2035	420,000	419,941
Massachusetts Institute of Technology	3.96	7-1-2038	100,000	91,198
Massachusetts Institute of Technology	5.62	6-1-2055	215,000	219,434
RELX Capital, Inc.	5.25	3-27-2035	100,000	102,157
University of Southern California	3.03	10-1-2039	400,000	329,194
				1,827,703
Food: 0.44%
General Mills, Inc.	2.88	4-15-2030	100,000	94,087
Ingredion, Inc.	2.90	6-1-2030	170,000	159,088
Ingredion, Inc.	3.20	10-1-2026	30,000	29,670
Mars, Inc.144A	5.00	3-1-2032	100,000	102,066
Mars, Inc.144A	5.20	3-1-2035	150,000	151,391
McCormick & Co., Inc.	2.50	4-15-2030	260,000	239,960
				776,262
Healthcare-products: 0.51%
Agilent Technologies, Inc.	2.10	6-4-2030	130,000	117,709
Agilent Technologies, Inc.	2.75	9-15-2029	50,000	47,321
Baxter International, Inc.	2.27	12-1-2028	220,000	206,451
Baxter International, Inc.	3.95	4-1-2030	100,000	98,216
GE HealthCare Technologies, Inc.	4.80	8-14-2029	160,000	163,347
GE HealthCare Technologies, Inc.	5.86	3-15-2030	110,000	116,798
GE HealthCare Technologies, Inc.	5.91	11-22-2032	110,000	117,522
Revvity, Inc.	1.90	9-15-2028	50,000	46,518
				913,882
Healthcare-services: 0.86%
Cedars-Sinai Health System Series 2021	2.29	8-15-2031	85,000	76,010
Duke University Health System, Inc. Series 2017	3.92	6-1-2047	210,000	164,984
Health Care Service Corp. A Mutual Legal Reserve Co.144A	2.20	6-1-2030	130,000	117,747
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20	6-15-2029	160,000	164,655
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	200,000	143,986
Laboratory Corp. of America Holdings	4.35	4-1-2030	170,000	170,085
Mayo Clinic Series 2021	3.20	11-15-2061	100,000	62,798
Providence St. Joseph Health Obligated Group Series H	2.75	10-1-2026	120,000	118,127
Stanford Health Care Series 2020	3.31	8-15-2030	250,000	240,483
Sutter Health	5.16	8-15-2033	175,000	178,084
UnitedHealth Group, Inc.	5.15	7-15-2034	100,000	101,602
				1,538,561
The accompanying notes are an integral part of these financial statements.
6 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.63%
Becton Dickinson & Co.	1.96%	2-11-2031	$230,000	$202,193
Becton Dickinson & Co.	4.30	8-22-2032	50,000	48,765
Becton Dickinson & Co.	4.87	2-8-2029	110,000	112,224
CVS Health Corp.	1.75	8-21-2030	200,000	174,793
CVS Health Corp.	5.13	2-21-2030	200,000	204,795
CVS Health Corp.	5.25	2-21-2033	230,000	232,661
EMD Finance LLC144A	4.63	10-15-2032	150,000	148,955
				1,124,386
Energy: 2.37%
Oil & gas: 0.70%
BP Capital Markets America, Inc.	4.89	9-11-2033	170,000	170,981
ConocoPhillips Co.	4.70	1-15-2030	100,000	101,899
Coterra Energy, Inc.	3.90	5-15-2027	110,000	109,262
Coterra Energy, Inc.	4.38	3-15-2029	190,000	189,686
EOG Resources, Inc.	5.00	7-15-2032	60,000	61,093
Marathon Petroleum Corp.	5.15	3-1-2030	210,000	215,965
Phillips 66 Co.	5.25	6-15-2031	270,000	279,670
Pioneer Natural Resources Co.	2.15	1-15-2031	130,000	116,643
				1,245,199
Oil & gas services: 0.16%
Halliburton Co.	2.92	3-1-2030	300,000	282,115
Pipelines: 1.51%
Energy Transfer LP	3.75	5-15-2030	100,000	96,945
Energy Transfer LP	5.20	4-1-2030	130,000	133,711
Energy Transfer LP	6.40	12-1-2030	260,000	281,313
Enterprise Products Operating LLC	4.60	1-15-2031	60,000	60,542
Florida Gas Transmission Co. LLC144A	2.30	10-1-2031	440,000	387,970
Gulfstream Natural Gas System LLC144A	5.60	7-23-2035	170,000	171,889
Kinder Morgan, Inc.	5.00	2-1-2029	50,000	51,054
Kinder Morgan, Inc.	5.15	6-1-2030	220,000	226,234
MPLX LP	4.95	9-1-2032	340,000	337,968
MPLX LP	5.00	3-1-2033	150,000	148,572
MPLX LP	5.40	9-15-2035	50,000	49,361
ONEOK, Inc.	3.25	6-1-2030	145,000	136,955
ONEOK, Inc.	4.40	10-15-2029	20,000	19,972
ONEOK, Inc.	4.95	10-15-2032	60,000	59,627
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	160,000	163,214
Sabine Pass Liquefaction LLC	4.50	5-15-2030	170,000	170,492
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	100,000	95,122
Williams Cos., Inc.	4.65	8-15-2032	85,000	83,920
Williams Cos., Inc.	4.90	3-15-2029	10,000	10,188
				2,685,049
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Financial: 9.71%
Banks: 5.63%
Bank of America Corp. (U.S. SOFR+1.05%)±	2.55%	2-4-2028	$260,000	$254,065
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	300,000	267,726
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	50,000	45,157
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	130,000	114,807
Bank of America Corp. (U.S. SOFR+1.53%)±	1.90	7-23-2031	200,000	177,799
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	90,000	88,442
Bank of America Corp. (U.S. SOFR 3 Month+1.57%)±	4.27	7-23-2029	250,000	250,620
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	180,000	185,412
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	100,000	97,702
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	180,000	161,637
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	130,000	115,086
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	50,000	50,227
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	50,000	45,163
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	170,000	170,761
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	130,000	119,341
Citigroup, Inc. (U.S. SOFR+4.55%)±	5.32	3-26-2041	120,000	117,156
Citigroup, Inc. (U.S. SOFR 3 Month+1.45%)±	4.08	4-23-2029	120,000	119,573
Citizens Financial Group, Inc. (U.S. SOFR+1.26%)±	5.25	3-5-2031	360,000	368,058
Fifth Third Bancorp (U.S. SOFR+1.66%)±	4.34	4-25-2033	80,000	77,387
Fifth Third Bancorp (U.S. SOFR+1.84%)±	5.63	1-29-2032	110,000	115,191
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	110,000	111,339
Goldman Sachs Group, Inc. (U.S. SOFR+1.09%)±	1.99	1-27-2032	270,000	237,153
Goldman Sachs Group, Inc. (U.S. SOFR+1.11%)±	2.64	2-24-2028	200,000	195,294
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	310,000	317,369
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	100,000	88,580
Goldman Sachs Group, Inc. (U.S. SOFR+1.28%)±	2.62	4-22-2032	100,000	90,250
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	100,000	90,933
Huntington Bancshares, Inc.	2.55	2-4-2030	130,000	120,349
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	170,000	170,175
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	200,000	189,187
JPMorgan Chase & Co. (U.S. SOFR+1.18%)±	2.55	11-8-2032	130,000	115,907
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	150,000	136,068
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	110,000	112,672
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	210,000	216,315
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.11%)±	1.76	11-19-2031	180,000	158,108
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	100,000	90,424
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	250,000	250,221
KeyBank NA	3.90	4-13-2029	300,000	292,778
KeyCorp (U.S. SOFR+1.23%)±	5.12	4-4-2031	100,000	102,294
KeyCorp (U.S. SOFR+2.06%)±	4.79	6-1-2033	60,000	59,419
M&T Bank Corp. (U.S. SOFR+1.40%)±	5.18	7-8-2031	120,000	122,779
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	170,000	168,699
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	125,000	129,025
Morgan Stanley (U.S. SOFR+1.18%)±	2.24	7-21-2032	180,000	158,141
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	100,000	104,430
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	170,000	174,744
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	120,000	123,693
The accompanying notes are an integral part of these financial statements.
8 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.56%)±	5.32%	7-19-2035	$100,000	$101,905
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	110,000	112,460
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	80,000	82,553
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	50,000	50,408
Morgan Stanley (U.S. SOFR 3 Month+1.40%)±	3.77	1-24-2029	10,000	9,900
Morgan Stanley (U.S. SOFR 3 Month+1.89%)±	4.43	1-23-2030	110,000	110,484
PNC Financial Services Group, Inc. (U.S. SOFR+1.07%)±	5.22	1-29-2031	70,000	72,336
PNC Financial Services Group, Inc. (U.S. SOFR+1.20%)±	5.49	5-14-2030	110,000	114,508
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	50,000	50,588
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	210,000	224,932
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	50,000	44,622
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	220,000	217,760
Truist Bank	2.25	3-11-2030	500,000	455,541
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	110,000	113,164
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	50,000	51,724
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	200,000	211,472
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	115,000	118,794
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	90,000	82,986
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	200,000	207,340
Wells Fargo & Co. (U.S. SOFR+1.99%)±	5.56	7-25-2034	110,000	114,213
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	180,000	185,234
Wells Fargo & Co. (U.S. SOFR+2.10%)±	2.39	6-2-2028	200,000	193,837
Wells Fargo & Co. (U.S. SOFR 3 Month+1.57%)±	3.58	5-22-2028	10,000	9,893
				10,004,310
Diversified financial services: 0.38%
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	110,000	113,496
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	90,000	92,477
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	120,000	131,398
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	170,000	163,829
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	170,000	172,906
				674,106
Insurance: 1.20%
American International Group, Inc.	4.85	5-7-2030	40,000	40,926
Aon Corp.	3.75	5-2-2029	140,000	137,961
Aon North America, Inc.	5.15	3-1-2029	110,000	113,182
Corebridge Global Funding144A	5.20	1-12-2029	100,000	102,811
Corebridge Global Funding144A	5.90	9-19-2028	160,000	167,336
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	180,000	159,466
Met Tower Global Funding144A	5.25	4-12-2029	150,000	155,146
Metropolitan Life Global Funding I144A	2.95	4-9-2030	150,000	141,450
Mutual of Omaha Cos. Global Funding144A	4.75	10-15-2029	100,000	101,505
Mutual of Omaha Cos. Global Funding144A	5.00	4-1-2030	100,000	102,368
Mutual of Omaha Cos. Global Funding144A	5.45	12-12-2028	100,000	103,442
New York Life Global Funding144A	1.20	8-7-2030	30,000	25,952
NLG Global Funding144A	5.40	1-23-2030	125,000	129,927
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	160,000	110,353
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Pacific Life Global Funding II144A	2.45%	1-11-2032	$210,000	$182,433
Pacific Life Global Funding II144A	4.90	1-11-2029	100,000	102,076
Principal Life Global Funding II144A	5.10	1-25-2029	100,000	102,595
Protective Life Global Funding144A	5.22	6-12-2029	150,000	155,363
				2,134,292
REITs: 2.50%
Agree LP	2.90	10-1-2030	280,000	260,657
Alexandria Real Estate Equities, Inc.	2.00	5-18-2032	240,000	200,984
Alexandria Real Estate Equities, Inc.	3.38	8-15-2031	120,000	112,249
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	30,000	29,804
CubeSmart LP	2.25	12-15-2028	230,000	216,425
CubeSmart LP	4.38	2-15-2029	180,000	179,929
Digital Realty Trust LP	4.45	7-15-2028	250,000	251,931
Extra Space Storage LP	3.90	4-1-2029	200,000	196,874
Extra Space Storage LP	4.95	1-15-2033	40,000	40,129
Extra Space Storage LP	5.50	7-1-2030	130,000	135,829
Federal Realty OP LP	3.20	6-15-2029	180,000	172,821
Federal Realty OP LP	5.38	5-1-2028	140,000	143,945
Healthpeak OP LLC	2.88	1-15-2031	230,000	211,789
Healthpeak OP LLC	3.50	7-15-2029	200,000	194,322
Kimco Realty OP LLC	2.25	12-1-2031	115,000	101,000
Mid-America Apartments LP	4.20	6-15-2028	120,000	120,311
NNN REIT, Inc.	4.30	10-15-2028	110,000	110,143
NNN REIT, Inc.	4.60	2-15-2031	140,000	140,410
Prologis LP	1.75	7-1-2030	110,000	97,879
Prologis LP	1.75	2-1-2031	30,000	26,342
Prologis LP	4.75	1-15-2031	30,000	30,611
Realty Income Corp.	4.85	3-15-2030	110,000	112,821
Regency Centers LP	5.00	7-15-2032	100,000	102,007
Rexford Industrial Realty LP	5.00	6-15-2028	280,000	284,165
UDR, Inc.	2.10	8-1-2032	200,000	168,697
UDR, Inc.	3.00	8-15-2031	200,000	183,575
UDR, Inc.	3.20	1-15-2030	40,000	38,273
Ventas Realty LP	2.50	9-1-2031	30,000	26,712
Ventas Realty LP	4.00	3-1-2028	110,000	109,458
Ventas Realty LP	4.13	1-15-2026	110,000	109,776
Welltower OP LLC	2.75	1-15-2032	150,000	134,945
Welltower OP LLC	2.80	6-1-2031	30,000	27,525
Weyerhaeuser Co.	4.00	4-15-2030	180,000	177,347
				4,449,685
Industrial: 1.56%
Aerospace/defense: 0.60%
Boeing Co.	2.20	2-4-2026	120,000	118,850
Boeing Co.	2.70	2-1-2027	120,000	117,293
Boeing Co.	5.15	5-1-2030	160,000	164,117
Boeing Co.	5.71	5-1-2040	120,000	120,406
The accompanying notes are an integral part of these financial statements.
10 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
L3Harris Technologies, Inc.	5.40%	7-31-2033	$150,000	$154,926
Lockheed Martin Corp.	4.40	8-15-2030	220,000	221,735
RTX Corp.	2.25	7-1-2030	130,000	118,856
RTX Corp.	2.38	3-15-2032	50,000	43,802
				1,059,985
Building materials: 0.28%
Amrize Finance U.S. LLC144A	4.95	4-7-2030	120,000	122,482
Lennox International, Inc.	1.70	8-1-2027	82,000	78,211
Lennox International, Inc.	5.50	9-15-2028	70,000	72,519
Masco Corp.	2.00	10-1-2030	150,000	133,672
Masco Corp.	3.50	11-15-2027	100,000	98,573
				505,457
Machinery-construction & mining: 0.04%
Oshkosh Corp.	3.10	3-1-2030	75,000	70,566
Machinery-diversified: 0.09%
CNH Industrial Capital LLC	5.10	4-20-2029	160,000	164,125
Packaging & containers: 0.31%
Packaging Corp. of America	3.00	12-15-2029	170,000	162,176
Sealed Air Corp.144A	1.57	10-15-2026	350,000	338,124
WRKCo, Inc.	3.90	6-1-2028	50,000	49,630
				549,930
Transportation: 0.24%
FedEx Corp.144A	3.90	2-1-2035	200,000	180,647
Norfolk Southern Corp.	3.00	3-15-2032	67,000	60,976
Norfolk Southern Corp.	4.55	6-1-2053	110,000	91,779
Norfolk Southern Corp.	5.10	8-1-2118	100,000	83,692
				417,094
Technology: 1.54%
Computers: 0.38%
Hewlett Packard Enterprise Co.	4.55	10-15-2029	290,000	291,753
HP, Inc.	4.00	4-15-2029	270,000	266,664
International Business Machines Corp.	4.00	6-20-2042	130,000	107,609
				666,026
Semiconductors: 0.36%
Broadcom, Inc.	4.35	2-15-2030	70,000	70,202
Intel Corp.	3.90	3-25-2030	120,000	116,922
Intel Corp.	5.00	2-21-2031	80,000	81,498
Microchip Technology, Inc.	5.05	3-15-2029	50,000	50,985
Microchip Technology, Inc.	5.05	2-15-2030	210,000	214,275
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.85	8-19-2032	100,000	99,946
				633,828
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 11

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Software: 0.80%
Fiserv, Inc.	3.50%	7-1-2029	$170,000	$165,073
Fiserv, Inc.	4.20	10-1-2028	110,000	109,938
Fiserv, Inc.	4.55	2-15-2031	40,000	39,993
Fiserv, Inc.	4.75	3-15-2030	20,000	20,287
Oracle Corp.	2.88	3-25-2031	200,000	183,370
Oracle Corp.	2.95	4-1-2030	50,000	47,085
Oracle Corp.	3.80	11-15-2037	160,000	136,480
Oracle Corp.	3.85	7-15-2036	100,000	87,866
Oracle Corp.	4.20	9-27-2029	120,000	119,687
Oracle Corp.	6.15	11-9-2029	20,000	21,378
Roper Technologies, Inc.	2.95	9-15-2029	170,000	162,187
Roper Technologies, Inc.	4.45	9-15-2030	80,000	80,165
Roper Technologies, Inc.	4.50	10-15-2029	100,000	100,792
Take-Two Interactive Software, Inc.	5.40	6-12-2029	150,000	155,688
				1,429,989
Utilities: 5.11%
Electric: 4.77%
AEP Transmission Co. LLC	5.15	4-1-2034	180,000	182,277
Alabama Power Co.	5.85	11-15-2033	70,000	74,779
Alliant Energy Finance LLC144A	3.60	3-1-2032	220,000	201,376
Ameren Missouri Securitization Funding I LLC Series A-1	4.85	10-1-2039	55,000	54,857
American Transmission Systems, Inc.144A	2.65	1-15-2032	230,000	204,406
Black Hills Corp.	4.35	5-1-2033	240,000	229,003
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	100,000	101,589
CenterPoint Energy Houston Electric LLC Series AI	4.45	10-1-2032	320,000	316,174
CenterPoint Energy Houston Electric LLC Series AQ	4.95	8-15-2035	100,000	99,153
Commonwealth Edison Co. Series 103	5.90	3-15-2036	120,000	128,671
Commonwealth Edison Co. Series 133	3.85	3-15-2052	210,000	156,055
Connecticut Light & Power Co.	5.25	1-15-2053	100,000	93,397
Consumers Energy Co.	3.60	8-15-2032	170,000	159,862
Consumers Securitization Funding LLC Series A2	5.21	9-1-2030	297,000	305,564
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	130,000	139,646
Dominion Energy South Carolina, Inc. Series 2025	5.30	1-15-2035	110,000	112,747
DTE Electric Co. Series C	2.63	3-1-2031	130,000	119,263
Duke Energy Carolinas LLC	3.55	3-15-2052	70,000	49,716
Duke Energy Carolinas LLC	6.00	1-15-2038	120,000	128,645
Duke Energy Carolinas LLC	6.05	4-15-2038	130,000	139,574
Duke Energy Progress LLC	2.00	8-15-2031	230,000	202,179
Duke Energy Progress LLC	3.40	4-1-2032	60,000	56,403
Duke Energy Progress LLC	4.10	3-15-2043	140,000	115,790
Entergy Arkansas LLC	5.15	1-15-2033	180,000	185,260
Entergy Arkansas LLC	5.45	6-1-2034	110,000	114,085
Evergy Kansas Central, Inc.	3.45	4-15-2050	110,000	76,154
Evergy Kansas Central, Inc.	5.25	3-15-2035	410,000	415,350
Evergy Kansas Central, Inc.	5.70	3-15-2053	100,000	98,363
Evergy Metro, Inc. Series 2020	2.25	6-1-2030	70,000	64,093
FirstEnergy Transmission LLC144A	2.87	9-15-2028	120,000	115,340
The accompanying notes are an integral part of these financial statements.
12 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Florida Power & Light Co.	5.30%	6-15-2034	$110,000	$113,751
Florida Power & Light Co.	5.30	4-1-2053	120,000	114,383
Florida Power & Light Co.	5.65	2-1-2037	30,000	31,304
Indianapolis Power & Light Co.144A	5.05	8-15-2035	240,000	238,964
Indianapolis Power & Light Co.144A	5.65	12-1-2032	100,000	103,652
Indianapolis Power & Light Co.144A	5.70	4-1-2054	190,000	185,784
Interstate Power & Light Co.	3.60	4-1-2029	100,000	98,130
Interstate Power & Light Co.	4.95	9-30-2034	100,000	98,556
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	70,000	72,702
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	150,000	156,172
Mid-Atlantic Interstate Transmission LLC144A	4.10	5-15-2028	60,000	59,819
Northern States Power Co.	3.40	8-15-2042	110,000	84,147
Northern States Power Co.	4.50	6-1-2052	230,000	193,196
NorthWestern Corp.144A	5.07	3-21-2030	190,000	194,692
Oncor Electric Delivery Co. LLC	2.75	5-15-2030	190,000	178,049
Oncor Electric Delivery Co. LLC	4.60	6-1-2052	220,000	181,465
Oncor Electric Delivery Co. LLC144A	5.35	4-1-2035	135,000	138,782
Public Service Co. of New Hampshire	5.35	10-1-2033	110,000	114,558
Public Service Electric & Gas Co.	3.10	3-15-2032	130,000	119,395
Public Service Electric & Gas Co.	3.95	5-1-2042	180,000	147,888
Public Service Electric & Gas Co.	5.20	3-1-2034	10,000	10,269
Puget Sound Energy, Inc.	5.33	6-15-2034	110,000	112,560
Puget Sound Energy, Inc.	5.45	6-1-2053	150,000	141,836
Rochester Gas & Electric Corp.144A	1.85	12-1-2030	170,000	147,008
Tucson Electric Power Co.	3.25	5-15-2032	70,000	64,274
Union Electric Co.	5.20	4-1-2034	290,000	296,918
Union Electric Co.	5.25	4-15-2035	100,000	102,136
Union Electric Co.	5.45	3-15-2053	170,000	162,527
Virginia Power Fuel Securitization LLC Series A-2	4.88	5-1-2031	100,000	101,879
WEC Energy Group, Inc.	2.20	12-15-2028	100,000	93,979
Wisconsin Power & Light Co.	3.95	9-1-2032	120,000	114,925
Wisconsin Power & Light Co.	5.38	3-30-2034	70,000	72,287
				8,485,758
Gas: 0.34%
Atmos Energy Corp.	5.90	11-15-2033	110,000	118,457
CenterPoint Energy Resources Corp.	1.75	10-1-2030	70,000	61,673
ONE Gas, Inc.	5.10	4-1-2029	110,000	113,458
Southern Co. Gas Capital Corp.	4.95	9-15-2034	200,000	199,148
Spire Missouri, Inc. Series 2034	5.15	8-15-2034	110,000	112,555
				605,291
Total corporate bonds and notes (Cost $47,627,885)				48,810,593
Municipal obligations: 5.99%
California: 0.49%
GO revenue: 0.49%
Foothill-De Anza Community College District Series E	3.22	8-1-2038	225,000	189,685
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 13

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Glendale Unified School District Series B	1.58%	9-1-2030	$200,000	$177,006
Los Angeles Community College District	1.17	8-1-2026	100,000	97,489
Los Angeles Community College District	1.81	8-1-2030	100,000	90,726
State of California	5.75	10-1-2031	150,000	164,328
State of California	7.55	4-1-2039	135,000	161,883
				881,117
Colorado: 0.25%
Housing revenue: 0.25%
Colorado HFA Series L1 (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2056	415,000	438,752
Hawaii: 0.13%
GO revenue: 0.13%
City & County of Honolulu Series F	3.75	9-1-2030	25,000	24,768
State of Hawaii Series GN	4.62	10-1-2032	200,000	204,205
				228,973
Indiana: 0.21%
Housing revenue: 0.21%
Indiana Housing & CDA Series C-2 (GNMA / FNMA / FHLMC Insured)	6.25	1-1-2054	350,000	368,357
Iowa: 0.18%
Housing revenue: 0.18%
Iowa Finance Authority Series F (GNMA / FNMA / FHLMC Insured)	6.25	7-1-2054	300,000	315,763
Louisiana: 0.37%
Miscellaneous revenue: 0.37%
Louisiana Local Government Environmental Facilities & CDA Series A	4.28	2-1-2036	525,000	511,258
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	100,000	95,829
Louisiana Local Government Environmental Facilities & CDA Series A1	5.05	12-1-2034	50,000	51,128
				658,215
Maryland: 0.25%
Housing revenue: 0.25%
Maryland Department of Housing & Community Development Series D (GNMA / FNMA / FHLMC Insured)	5.50	9-1-2055	440,000	447,786
Massachusetts: 0.27%
GO revenue: 0.09%
Commonwealth of Massachusetts	5.46	12-1-2039	50,000	50,810
Commonwealth of Massachusetts Series D	2.66	9-1-2039	145,946	121,617
				172,427
Miscellaneous revenue: 0.02%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series B	4.11	7-15-2031	30,662	30,680
The accompanying notes are an integral part of these financial statements.
14 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.16%
Massachusetts School Building Authority	5.72%	8-15-2039	$275,000	$284,988
				488,095
Michigan: 0.21%
Health revenue: 0.21%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	410,000	373,631
Nebraska: 0.31%
Education revenue: 0.12%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	250,000	208,228
Housing revenue: 0.19%
Nebraska Investment Finance Authority Series B (GNMA / FNMA / FHLMC Insured)	6.00	9-1-2053	325,000	339,694
				547,922
Nevada: 0.18%
Housing revenue: 0.18%
Nevada Housing Division Series F (GNMA / FNMA / FHLMC Insured)	6.00	10-1-2054	310,000	322,480
New York: 0.75%
GO revenue: 0.02%
State of New York Series B	2.36	2-15-2027	40,000	39,135
Tax revenue: 0.52%
New York City Transitional Finance Authority Future Tax Secured Revenue Series I-2	5.22	5-1-2033	325,000	339,995
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.50	3-15-2030	88,422	89,984
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	470,000	483,002
				912,981
Water & sewer revenue: 0.21%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	375,000	376,874
				1,328,990
North Carolina: 0.14%
Education revenue: 0.14%
University of North Carolina at Chapel Hill	3.85	12-1-2034	260,000	251,564
Ohio: 0.18%
Health revenue: 0.18%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group	4.72	1-1-2032	100,000	102,369
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 15

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio Cleveland Clinic Health System Obligated Group Series B	3.17%	1-1-2030	$100,000	$96,498
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	150,000	122,361
				321,228
Oklahoma: 0.31%
Utilities revenue: 0.31%
Oklahoma Development Finance Authority Public Service Co. of Oklahoma Series A-1	4.14	12-1-2033	97,341	96,553
Oklahoma Development Finance Authority Series 2022-ONG	4.38	11-1-2045	270,000	255,631
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	200,000	197,042
				549,226
Oregon: 0.27%
GO revenue: 0.27%
State of Oregon	5.89	6-1-2027	49,671	50,799
State of Oregon Series A	5.90	8-1-2038	190,000	202,321
State of Oregon Series B	5.30	5-1-2036	225,000	236,637
				489,757
Rhode Island: 0.11%
Housing revenue: 0.11%
Rhode Island Housing & Mortgage Finance Corp. Series 86-T (GNMA / FNMA / FHLMC Insured)	6.25	10-1-2055	190,000	200,571
South Dakota: 0.20%
Housing revenue: 0.20%
South Dakota Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2054	95,000	99,540
South Dakota Housing Development Authority Series H (GNMA / FNMA / FHLMC Insured)	6.01	5-1-2054	240,000	249,614
				349,154
Texas: 0.91%
Education revenue: 0.14%
Waco Educational Finance Corp. Baylor University Series B	4.87	3-1-2030	250,000	256,904
GO revenue: 0.59%
City of Garland%%	4.54	2-15-2032	450,000	457,825
State of Texas	2.70	4-1-2031	225,000	211,356
State of Texas Series A	4.68	4-1-2040	35,000	33,738
Texas Transportation Commission Mobility Fund	1.88	10-1-2034	350,000	286,352
Texas Transportation Commission Mobility Fund	2.47	10-1-2044	75,000	51,556
				1,040,827
The accompanying notes are an integral part of these financial statements.
16 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.18%
Texas Natural Gas Securitization Finance Corp.	5.17%	4-1-2041	$125,000	$127,600
Texas Natural Gas Securitization Finance Corp. Series 2023-1	5.10	4-1-2035	180,947	185,932
				313,532
				1,611,263
Virginia: 0.27%
Housing revenue: 0.27%
Virginia College Building Authority Series 2020B	1.97	2-1-2032	150,000	131,005
Virginia Resources Authority Series B	5.70	11-1-2039	350,000	354,617
				485,622
Total municipal obligations (Cost $10,436,570)				10,658,466
Non-agency mortgage-backed securities: 5.28%
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	6.11	6-15-2040	240,000	241,050
Bank5 Series 2024-5YR10 Class A3	5.30	10-15-2057	490,000	505,829
Benchmark Mortgage Trust Series 2020-B16 Class A4	2.48	2-15-2053	350,000	325,837
BMP Trust Series 2024-MF23 Class A (U.S. SOFR 1 Month+1.37%)144A±	5.74	6-15-2041	300,000	300,562
BOCA Commercial Mortgage Trust Series 2024-BOCA Class A (U.S. SOFR 1 Month+1.92%)144A±	6.28	8-15-2041	150,000	150,656
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.18	9-15-2036	339,090	338,579
BX Commercial Mortgage Trust Series 2022-AHP Class A (U.S. SOFR 1 Month+0.99%)144A±	5.35	1-17-2039	350,000	349,891
BX Commercial Mortgage Trust Series 2024-GPA3 Class A (U.S. SOFR 1 Month+1.29%)144A±	5.66	12-15-2039	137,544	137,930
BX Commercial Mortgage Trust Series 2024-XL5 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.75	3-15-2041	265,371	265,703
BX Trust Series 2021-RISE Class A (U.S. SOFR 1 Month+0.86%)144A±	5.22	11-15-2036	126,799	126,720
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	6.01	2-15-2041	150,000	149,953
BX Trust Series 2025-DIME Class A (U.S. SOFR 1 Month+1.15%)144A±	5.51	2-15-2035	665,000	665,104
BX Trust Series 2025-LUNR Class A (U.S. SOFR 1 Month+1.50%)144A±	5.86	6-15-2040	400,000	400,875
BX Trust Series 2025-ROIC Class A (U.S. SOFR 1 Month+1.14%)144A±	5.51	3-15-2030	268,951	268,615
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32	3-15-2053	600,000	554,214
Extended Stay America Trust Series 2021-ESH Class A (U.S. SOFR 1 Month+1.19%)144A±	5.56	7-15-2038	297,814	297,721
Great Wolf Trust Series 2024-WOLF Class A (U.S. SOFR 1 Month+1.54%)144A±	5.91	3-15-2039	307,000	308,247
GS Mortgage Securities Trust Series 2019-GC42 Class A3	2.75	9-10-2052	350,000	330,186
Hudson Yards Mortgage Trust Series 2025-SPRL Class A144A±±	5.65	1-13-2040	260,000	269,236
INTOWN Mortgage Trust Series 2025-STAY Class A (U.S. SOFR 1 Month+1.35%)144A±	5.71	3-15-2042	300,000	300,000
Life Mortgage Trust Series 2022-BMR2 Class A1 (U.S. SOFR 1 Month+1.30%)144A±	5.66	5-15-2039	240,000	233,400
ONNI Commercial Mortgage Trust Series 2024-APT Class A144A±±	5.75	7-15-2039	350,000	359,062
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	150,000	154,404
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 17

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.31%	10-15-2041	$385,000	$386,154
SMRT Commercial Mortgage Trust Series 2022-MINI Class A (U.S. SOFR 1 Month+1.00%)144A±	5.36	1-15-2039	170,000	169,681
SREIT Trust Series 2021-MFP2 Class A (U.S. SOFR 1 Month+0.94%)144A±	5.30	11-15-2036	350,000	349,891
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.81	2-15-2042	365,000	362,264
TCO Commercial Mortgage Trust Series 2024-DPM Class A (U.S. SOFR 1 Month+1.24%)144A±	5.61	12-15-2039	125,000	125,000
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.06	6-15-2052	754,339	721,161
WHARF Commercial Mortgage Trust Series 2025-DC Class A144A±±	5.53	7-15-2040	225,000	231,228
Total non-agency mortgage-backed securities (Cost $9,340,999)				9,379,153
U.S. Treasury securities: 11.98%
TIPS	2.13	1-15-2035	597,928	614,520
U.S. Treasury Bonds	4.63	2-15-2055	7,835,000	7,467,734
U.S. Treasury Bonds	4.75	5-15-2055	445,000	432,902
U.S. Treasury Bonds##	5.00	5-15-2045	8,550,000	8,692,945
U.S. Treasury Notes	3.75	6-30-2027	2,500,000	2,504,297
U.S. Treasury Notes	4.25	1-15-2028	1,570,000	1,592,753
Total U.S. Treasury securities (Cost $20,942,544)				21,305,151
Yankee corporate bonds and notes: 3.86%
Basic materials: 0.74%
Chemicals: 0.25%
Nutrien Ltd.	2.95	5-13-2030	100,000	94,051
Nutrien Ltd.	4.90	3-27-2028	100,000	101,709
Nutrien Ltd.	5.25	3-12-2032	240,000	246,618
				442,378
Mining: 0.49%
Anglo American Capital PLC144A	2.63	9-10-2030	400,000	365,855
Rio Tinto Finance USA PLC	4.88	3-14-2030	40,000	41,011
Rio Tinto Finance USA PLC	5.00	3-14-2032	110,000	112,758
South32 Treasury Ltd.144A	4.35	4-14-2032	370,000	353,071
				872,695
Communications: 0.36%
Telecommunications: 0.36%
NTT Finance Corp.144A	5.17	7-16-2032	360,000	366,790
Rogers Communications, Inc.	3.80	3-15-2032	170,000	159,530
Rogers Communications, Inc.	5.00	2-15-2029	110,000	112,343
				638,663
Energy: 0.39%
Oil & gas: 0.20%
Canadian Natural Resources Ltd.144A	5.00	12-15-2029	340,000	346,575
The accompanying notes are an integral part of these financial statements.
18 | Allspring Broad Market Core Bond ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.19%
Enbridge, Inc.	3.13%	11-15-2029	$120,000	$114,449
Enbridge, Inc.	5.70	3-8-2033	220,000	229,503
				343,952
Financial: 1.96%
Banks: 1.96%
Bank of Montreal (U.S. SOFR+1.25%)±	4.64	9-10-2030	50,000	50,685
Bank of Nova Scotia	4.85	2-1-2030	150,000	153,520
Bank of Nova Scotia	5.65	2-1-2034	110,000	115,866
Bank of Nova Scotia (U.S. SOFR+1.07%)±	5.13	2-14-2031	60,000	61,723
BNP Paribas SA (U.S. SOFR+1.22%)144A±	2.16	9-15-2029	300,000	280,735
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	5.71	1-21-2033	350,000	368,188
HSBC Holdings PLC (U.S. SOFR+1.29%)±	5.13	3-3-2031	200,000	204,878
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	300,000	269,924
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	250,000	260,821
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.95%)±	2.31	7-20-2032	300,000	265,280
Royal Bank of Canada (U.S. SOFR+1.03%)±	5.15	2-4-2031	50,000	51,503
Royal Bank of Canada (U.S. SOFR+1.06%)±	4.70	8-6-2031	120,000	121,209
Royal Bank of Canada (U.S. SOFR+1.08%)±	4.65	10-18-2030	110,000	110,939
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	250,000	255,339
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.19%)±	4.66	7-8-2031	250,000	252,884
Toronto-Dominion Bank	5.30	1-30-2032	110,000	114,377
Toronto-Dominion Bank	5.52	7-17-2028	110,000	114,170
UBS Group AG (1 Year Treasury Constant Maturity+1.00%)144A±	2.10	2-11-2032	300,000	263,773
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	176,273
				3,492,087
Industrial: 0.33%
Aerospace/defense: 0.11%
BAE Systems PLC144A	3.40	4-15-2030	200,000	193,121
Building materials: 0.16%
CRH SMW Finance DAC	5.20	5-21-2029	200,000	206,437
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	4-19-2029	80,000	83,406
				289,843
Transportation: 0.06%
Canadian Pacific Railway Co.	4.80	3-30-2030	100,000	102,381
Technology: 0.08%
Semiconductors: 0.08%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	70,000	61,607
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	80,000	80,101
				141,708
Total yankee corporate bonds and notes (Cost $6,655,125)				6,863,403
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 19

Portfolio of investments—August 31, 2025

		Yield	Shares	Value
Short-term investments: 0.85%
Investment companies: 0.85%
Allspring Government Money Market Fund Select Class♠∞##		4.23%	1,503,963	$1,503,963
Total short-term investments (Cost $1,503,963)				1,503,963
Total investments in securities (Cost $173,423,693)	99.45%			176,822,602
Other assets and liabilities, net	0.55			978,542
Total net assets	100.00%			$177,801,144

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$82,985,766	$(81,481,803)	$0	$0	$1,503,963	1,503,963	$203,782
The accompanying notes are an integral part of these financial statements.
20 | Allspring Broad Market Core Bond ETF

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $171,919,730)	$175,318,639
Investments in affiliated securities, at value (cost $1,503,963)	1,503,963
Cash	36
Receivable for investments sold	3,689,551
Receivable for interest	1,430,088
Total assets	181,942,277
Liabilities
Payable for when-issued transactions	3,754,812
Payable for investments purchased	356,711
Management fee payable	29,574
Accrued expenses and other liabilities	36
Total liabilities	4,141,133
Total net assets	$177,801,144
Net assets consist of
Paid-in capital	$173,731,188
Total distributable earnings	4,069,956
Total net assets	$177,801,144
Net asset value per share
Based on $177,801,144 divided by 7,100,000 shares issued and outstanding (unlimited number of shares authorized)	$25.04
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 21

Statement of operations—year ended August 31, 20251
Statement of operations
Investment income
Interest	$5,204,450
Income from affiliated securities	203,782
Total investment income	5,408,232
Expenses
Management fee	203,212
Total expenses	203,212
Net investment income	5,205,020
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	382,724
Unaffiliated in-kind redemptions	245,143
Net realized gains on investments	627,867
Net change in unrealized gains (losses) on investments	3,398,909
Net realized and unrealized gains (losses) on investments	4,026,776
Net increase in net assets resulting from operations	$9,231,796
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
22 | Allspring Broad Market Core Bond ETF

Statement of changes in net assets
Statement of changes in net assets
	YEAR ENDED August 31, 2025[1]
Operations
Net investment income		$5,205,020
Net realized gains on investments		627,867
Net change in unrealized gains (losses) on investments		3,398,909
Net increase in net assets resulting from operations		9,231,796
Distributions to shareholders from
Net investment income and net realized gains		(4,900,712)
Capital share transactions	Shares
Proceeds from shares sold	8,100,001	198,215,021
Payment for shares redeemed	(1,000,001)	(24,744,961)
Net increase in net assets resulting from capital share transactions		173,470,060
Total increase in net assets		177,801,144
Net assets
Beginning of period		0
End of period		$177,801,144
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended August 31
2025[1]
Net asset value, beginning of period	$25.00
Net investment income	0.89 [2]
Net realized and unrealized gains (losses) on investments	(0.04)
Total from investment operations	0.85
Distributions to shareholders from
Net investment income	(0.81)
Net asset value, end of period	$25.04
Total return[3]	3.50%
Ratios to average net assets (annualized)
Expenses	0.19%
Net investment income	4.87%
Supplemental data
Portfolio turnover rate[4]	114%
Net assets, end of period (000s omitted)	$177,801

[1]	For the period from December 4, 2024 (commencement of operations) to August 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Broad Market Core Bond ETF

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Broad Market Core Bond ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Inflation-indexed bonds and TIPS
The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the
Allspring Broad Market Core Bond ETF | 25

Notes to financial statements
current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $173,439,680 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,492,559
Gross unrealized losses	(109,637)
Net unrealized gains	$3,382,922
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind and equalization payments. At August 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$261,128	$(261,128)
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
26 | Allspring Broad Market Core Bond ETF

Notes to financial statements
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$59,301,949	$0	$59,301,949
Asset-backed securities	0	18,999,924	0	18,999,924
Corporate bonds and notes	0	48,810,593	0	48,810,593
Municipal obligations	0	10,658,466	0	10,658,466
Non-agency mortgage-backed securities	0	9,379,153	0	9,379,153
U.S. Treasury securities	21,305,151	0	0	21,305,151
Yankee corporate bonds and notes	0	6,863,403	0	6,863,403
Short-term investments
Investment companies	1,503,963	0	0	1,503,963
Total assets	$22,809,114	$154,013,488	$0	$176,822,602
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.19% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Galliard Capital Management, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Allspring Broad Market Core Bond ETF | 27

Notes to financial statements
For the period from December 4, 2024 (commencement of operations) to August 31, 2025, the management fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from December 4, 2024 (commencement of operations) to August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from December 4, 2024 (commencement of operations) to August 31, 2025 were as follows:
Purchases at cost			Sales Proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government	IN-KIND
$203,958,734	$68,035,238	$82,095,239	$155,773,714	$15,512,382	$12,532,010
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from December 4, 2024 (commencement of operations) to August 31, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid for the period from December 4, 2024 (commencement of operations) to August 31, 2025 was $4,900,712 of ordinary income.
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$687,034	$3,382,922
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
28 | Allspring Broad Market Core Bond ETF

Notes to financial statements
10.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Broad Market Core Bond ETF | 29

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Broad Market Core Bond ETF (the Fund), one of the funds constituting Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statements of operations and changes in net assets for the period from December 4, 2024 (commencement of operations) to August 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 4, 2024 to August 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate audit procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
30 | Allspring Broad Market Core Bond ETF

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $4,241,461 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, $76,374 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, 13% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Broad Market Core Bond ETF | 31

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

32 | Allspring Broad Market Core Bond ETF

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAFIX 08-25

Allspring Core Plus ETF (APLU)
Long Form Financial Statements
Annual Report
August 31, 2025

Allspring Core Plus ETF | 1

Portfolio of investments—August 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 32.59%
FHLMC	2.50%	4-1-2051	$840,109	$699,229
FHLMC	3.00	10-1-2053	3,950,656	3,430,086
FHLMC	4.00	11-1-2053	2,671,585	2,494,663
FHLMC	5.00	3-1-2040	1,840,006	1,859,116
FHLMC	5.00	1-1-2055	2,880,920	2,841,966
FHLMC	5.50	11-1-2054	831,798	836,808
FHLMC	5.50	6-1-2055	1,969,918	1,982,085
FHLMC	6.50	7-1-2055	1,520,462	1,575,509
FHLMC	6.50	9-1-2055	510,000	528,614
FNMA	2.00	8-1-2051	888,349	709,244
FNMA	2.00	1-1-2052	875,185	696,850
FNMA	2.00	2-1-2052	7,248,314	5,783,609
FNMA	2.50	2-1-2051	6,971,757	5,813,421
FNMA	2.50	4-1-2052	1,161,730	984,913
FNMA%%	2.50	9-15-2055	455,000	377,712
FNMA%%	3.00	9-15-2055	435,000	376,800
FNMA	3.50	9-1-2052	3,232,935	2,922,107
FNMA%%	3.50	9-15-2054	420,000	379,379
FNMA	3.50	10-1-2054	403,555	364,709
FNMA	4.00	9-1-2052	247,732	231,838
FNMA	4.50	5-1-2053	3,313,679	3,202,200
FNMA	4.50	11-1-2054	500,493	481,629
FNMA	5.00	12-1-2054	362,348	357,449
FNMA%%	5.00	9-15-2055	505,000	497,994
FNMA%%	5.50	9-15-2054	985,000	990,545
FNMA	5.50	12-1-2054	703,372	707,607
FNMA	5.50	1-1-2055	1,255,576	1,263,138
FNMA	5.50	3-1-2055	4,878,257	4,907,634
FNMA	6.00	8-1-2054	232,712	237,858
FNMA	6.00	5-1-2055	3,234,998	3,305,501
FNMA	6.00	6-1-2055	2,225,948	2,274,460
FNMA	6.00	7-1-2055	821,204	839,154
FNMA	6.50	11-1-2054	1,771,778	1,835,920
FNMA	6.50	9-1-2055	510,000	528,464
GNMA	2.00	2-20-2052	814,837	667,742
GNMA	2.50	4-20-2051	413,117	352,544
GNMA	2.50	9-20-2051	2,975,110	2,537,157
GNMA	3.00	8-20-2051	1,635,142	1,448,857
GNMA	3.00	12-20-2051	260,484	230,768
GNMA%%	3.50	9-22-2055	1,190,000	1,082,952
GNMA	4.50	11-20-2054	126,441	121,806
GNMA	4.50	2-20-2055	1,121,745	1,080,615
GNMA	5.00	12-20-2054	5,343,693	5,292,357
GNMA%%	5.50	9-15-2054	1,190,000	1,198,735
GNMA	5.50	12-20-2054	4,080,473	4,115,266
GNMA	6.00	8-20-2054	1,216,082	1,242,366
GNMA%%	6.00	9-15-2054	1,800,000	1,835,689
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	6.00%	9-20-2054	$1,261,499	$1,287,543
GNMA%%	6.50	9-15-2054	2,450,000	2,520,770
Total agency securities (Cost $80,401,077)				81,333,378
Asset-backed securities: 8.44%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	154,658
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,016,667
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	960,633	964,320
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	625,000	629,396
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	991,580
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,000,000	1,016,615
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	260,000	260,250
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	934,674	958,012
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	874,314	886,531
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	198,500	205,557
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	51,800	52,112
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	215,000	224,987
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,248,509	1,243,854
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,000,000	968,943
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	191,000	184,291
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	995,000	1,014,403
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	6.03	10-20-2034	1,275,000	1,275,102
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.50	8-17-2042	1,000,000	992,562
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.27	10-16-2036	100,000	97,742
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	500,000	505,672
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	1,000,000	1,038,128
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	1,000,000	992,875
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12	11-25-2053	164,983	170,559
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	997,500	983,873
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	585,000	588,052
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	168,833	158,512
ServiceMaster Funding LLC Series 2021-1 Class A2II144A	3.11	7-30-2051	624,683	529,792
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	1,000,000	1,007,057
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	411,887	411,717
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	200,000	203,876
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	97,521	97,677
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	220,000	222,502
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	990,000	1,016,759
Total asset-backed securities (Cost $20,853,847)				21,064,633
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 3

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 17.97%
Basic materials: 0.12%
Chemicals: 0.04%
LYB International Finance III LLC	5.50%	3-1-2034	$95,000	$94,520
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	35,000	32,001
Nucor Corp.	5.10	6-1-2035	165,000	166,146
				198,147
Communications: 1.06%
Advertising: 0.02%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	45,000	45,803
Media: 0.90%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	445,000	386,384
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	130,000	79,331
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	120,000	79,522
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	340,000	357,384
Comcast Corp.	2.94	11-1-2056	165,000	94,999
News Corp.144A	3.88	5-15-2029	710,000	685,610
News Corp.144A	5.13	2-15-2032	125,000	123,560
Time Warner Cable LLC	5.50	9-1-2041	485,000	438,224
				2,245,014
Telecommunications: 0.14%
AT&T, Inc.	3.55	9-15-2055	330,000	219,434
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	121,000	121,843
				341,277
Consumer, cyclical: 2.50%
Airlines: 0.63%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	407,109	399,438
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	95,807	93,492
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	49,072	46,319
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	705,000	708,984
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	113,704	113,659
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	191,259	196,676
				1,558,568
Auto manufacturers: 0.84%
Daimler Truck Finance North America LLC144A	4.65	10-12-2030	265,000	265,488
Ford Motor Credit Co. LLC	4.00	11-13-2030	230,000	213,865
Ford Motor Credit Co. LLC	5.13	11-5-2026	315,000	315,520
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
General Motors Financial Co., Inc.	5.85%	4-6-2030	$220,000	$229,938
Hyundai Capital America144A	1.30	1-8-2026	105,000	103,814
Hyundai Capital America144A	5.30	3-19-2027	85,000	86,136
Hyundai Capital America144A	5.40	6-23-2032	525,000	539,391
Hyundai Capital America144A	5.65	6-26-2026	45,000	45,449
Hyundai Capital America144A	5.80	4-1-2030	280,000	293,194
				2,092,795
Entertainment: 0.25%
WarnerMedia Holdings, Inc.	4.28	3-15-2032	201,000	173,463
WarnerMedia Holdings, Inc.	5.05	3-15-2042	605,000	407,619
WarnerMedia Holdings, Inc.	5.14	3-15-2052	82,000	51,029
				632,111
Home builders: 0.01%
LGI Homes, Inc.144A	8.75	12-15-2028	15,000	15,712
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	30,000	29,587
Leisure time: 0.14%
Sabre Global, Inc.144A	10.75	11-15-2029	360,000	348,027
Lodging: 0.23%
Las Vegas Sands Corp.	5.63	6-15-2028	180,000	184,284
Las Vegas Sands Corp.	6.00	6-14-2030	230,000	239,766
Las Vegas Sands Corp.	6.20	8-15-2034	155,000	160,329
				584,379
Retail: 0.03%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	45,000	44,562
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	25,000	24,401
				68,963
Toys/games/hobbies: 0.36%
Hasbro, Inc.	6.05	5-14-2034	351,000	365,290
Mattel, Inc.144A	5.88	12-15-2027	535,000	536,425
				901,715
Consumer, non-cyclical: 1.99%
Agriculture: 0.36%
BAT Capital Corp.	4.76	9-6-2049	125,000	103,024
BAT Capital Corp.	5.63	8-15-2035	500,000	512,985
BAT Capital Corp.	6.25	8-15-2055	280,000	282,413
				898,422
Biotechnology: 0.09%
Biogen, Inc.	6.45	5-15-2055	230,000	234,191
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 5

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Commercial services: 0.23%
GEO Group, Inc.	8.63%	4-15-2029	$70,000	$74,028
Global Payments, Inc.	4.88	3-17-2031	100,000	122,328
Global Payments, Inc.	5.95	8-15-2052	250,000	237,747
Upbound Group, Inc.144A	6.38	2-15-2029	140,000	137,214
				571,317
Food: 0.45%
Kroger Co.	5.50	9-15-2054	455,000	426,038
Mars, Inc.144A	5.20	3-1-2035	380,000	383,523
Mars, Inc.144A	5.70	5-1-2055	315,000	307,172
				1,116,733
Healthcare-services: 0.69%
HCA, Inc.	5.95	9-15-2054	250,000	239,538
Highmark, Inc.144A	2.55	5-10-2031	135,000	117,773
UnitedHealth Group, Inc.	4.65	1-15-2031	635,000	643,567
UnitedHealth Group, Inc.	5.05	4-15-2053	450,000	394,957
UnitedHealth Group, Inc.	5.30	6-15-2035	50,000	51,111
UnitedHealth Group, Inc.	5.63	7-15-2054	255,000	242,725
UnitedHealth Group, Inc.	5.95	6-15-2055	30,000	29,973
				1,719,644
Pharmaceuticals: 0.17%
AbbVie, Inc.	5.60	3-15-2055	165,000	163,413
Eli Lilly & Co.	5.65	10-15-2065	270,000	267,732
				431,145
Energy: 1.74%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	18,000	17,369
Oil & gas: 0.83%
APA Corp.144A	5.25	2-1-2042	133,000	104,501
BP Capital Markets America, Inc.	5.23	11-17-2034	785,000	801,860
ConocoPhillips Co.	5.50	1-15-2055	520,000	489,982
ConocoPhillips Co.	5.65	1-15-2065	85,000	80,257
Coterra Energy, Inc.	5.40	2-15-2035	255,000	253,932
Coterra Energy, Inc.	5.90	2-15-2055	100,000	93,282
Expand Energy Corp.	5.38	3-15-2030	260,000	262,623
				2,086,437
Oil & gas services: 0.10%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	245,000	244,329
Pipelines: 0.80%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	140,000	149,157
Enterprise Products Operating LLC	5.55	2-16-2055	495,000	472,416
MPLX LP	6.20	9-15-2055	185,000	179,783
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Prairie Acquiror LP144A	9.00%	8-1-2029	$140,000	$145,966
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	440,000	445,494
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	460,000	453,191
Venture Global LNG, Inc.144A	9.50	2-1-2029	140,000	153,918
				1,999,925
Financial: 7.52%
Banks: 3.48%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	260,000	224,929
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	500,000	504,457
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	235,000	236,540
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	130,000	129,249
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	215,000	221,344
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	140,000	124,011
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	475,000	449,320
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	355,000	363,623
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	300,000	309,021
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	660,000	673,205
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	430,000	434,736
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	180,000	177,471
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	475,000	481,673
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	295,000	261,766
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	155,000	158,783
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	175,000	178,914
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	305,000	297,445
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	450,000	459,605
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	265,000	275,832
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	445,000	473,027
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	345,000	358,541
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	420,000	472,960
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	150,000	156,322
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	805,000	848,962
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	180,000	165,972
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	285,000	257,580
				8,695,288
Diversified financial services: 0.67%
Aircastle Ltd.144A	5.95	2-15-2029	370,000	385,963
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	440,000	448,980
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	90,000	91,151
Ares Finance Co. II LLC144A	3.25	6-15-2030	340,000	321,386
Computershare U.S., Inc.	1.13	10-7-2031	365,000	371,170
PRA Group, Inc.144A	5.00	10-1-2029	20,000	18,792
United Wholesale Mortgage LLC144A	5.50	4-15-2029	23,000	22,652
				1,660,094
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 7

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Insurance: 2.38%
200 Park Funding Trust144A	5.74%	2-15-2055	$625,000	$612,270
Athene Global Funding144A	5.03	7-17-2030	370,000	375,814
Athene Global Funding144A	5.54	8-22-2035	415,000	413,015
Brown & Brown, Inc.	4.90	6-23-2030	185,000	187,303
Cincinnati Financial Corp.	6.13	11-1-2034	150,000	160,265
Equitable America Global Funding144A	4.95	6-9-2030	520,000	530,438
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	330,000	270,495
Jackson Financial, Inc.	4.00	11-23-2051	320,000	221,012
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	290,000	289,091
New York Life Insurance Co.144A	5.88	5-15-2033	310,000	326,246
NMI Holdings, Inc.	6.00	8-15-2029	150,000	153,999
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	570,000	382,136
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	370,000	385,900
Omnis Funding Trust144A	6.72	5-15-2055	460,000	475,053
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	390,000	365,185
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	55,000	53,896
RGA Global Funding144A	5.05	12-6-2031	310,000	315,648
Transatlantic Holdings, Inc.	8.00	11-30-2039	155,000	194,385
Unum Group144A	4.05	8-15-2041	275,000	218,660
				5,930,811
Investment Companies: 0.44%
Ares Capital Corp. BDC	5.50	9-1-2030	295,000	298,765
Ares Capital Corp. BDC	5.88	3-1-2029	110,000	113,199
Ares Strategic Income Fund BDC	5.70	3-15-2028	310,000	314,265
Blue Owl Capital Corp. BDC	5.95	3-15-2029	375,000	380,830
				1,107,059
REITs: 0.55%
Brandywine Operating Partnership LP	8.88	4-12-2029	18,000	19,569
EPR Properties	3.60	11-15-2031	155,000	141,712
Essential Properties LP	2.95	7-15-2031	400,000	359,853
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	14,000	14,720
Omega Healthcare Investors, Inc.	3.63	10-1-2029	435,000	416,319
Piedmont Operating Partnership LP	2.75	4-1-2032	55,000	46,493
Piedmont Operating Partnership LP	9.25	7-20-2028	180,000	200,066
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	215,000	180,192
				1,378,924
Industrial: 0.85%
Aerospace/defense: 0.29%
Boeing Co.	5.81	5-1-2050	175,000	168,287
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	510,000	561,673
				729,960
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Building materials: 0.05%
Camelot Return Merger Sub, Inc.144A	8.75%	8-1-2028	$140,000	$134,711
Transportation: 0.19%
United Parcel Service, Inc.	5.95	5-14-2055	230,000	232,663
United Parcel Service, Inc.	6.05	5-14-2065	230,000	232,613
				465,276
Trucking & leasing: 0.32%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	670,000	699,249
GATX Corp.	6.05	6-5-2054	90,000	89,957
				789,206
Technology: 0.72%
Computers: 0.18%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	345,000	355,048
Kyndryl Holdings, Inc.	2.05	10-15-2026	90,000	87,584
				442,632
Semiconductors: 0.41%
Entegris, Inc.144A	4.75	4-15-2029	180,000	177,413
Foundry JV Holdco LLC144A	6.20	1-25-2037	745,000	783,382
Intel Corp.	3.25	11-15-2049	125,000	78,060
				1,038,855
Software: 0.13%
Cloud Software Group, Inc.144A	8.25	6-30-2032	200,000	213,825
Oracle Corp.	3.85	4-1-2060	155,000	103,513
				317,338
Utilities: 1.47%
Electric: 1.34%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	15,000	15,413
Baltimore Gas & Electric Co.	5.45	6-1-2035	265,000	273,064
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	230,000	235,615
Duke Energy Corp.	3.85	6-15-2034	165,000	191,392
Duke Energy Indiana LLC	5.40	4-1-2053	190,000	180,743
Entergy Mississippi LLC	5.80	4-15-2055	145,000	144,354
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	30,000	31,344
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	225,000	228,289
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	260,000	258,398
PG&E Corp.	5.25	7-1-2030	23,000	22,415
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	528,000	523,979
PSEG Power LLC144A	5.75	5-15-2035	285,000	295,043
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	245,000	245,679
Southern California Edison Co.	3.65	2-1-2050	35,000	24,095
Southern California Edison Co.	5.75	4-15-2054	205,000	191,853
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 9

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Southwestern Public Service Co.	6.00%	6-1-2054		$120,000	$120,058
Vistra Operations Co. LLC144A	3.70	1-30-2027		40,000	39,616
Vistra Operations Co. LLC144A	5.00	7-31-2027		320,000	319,136
					3,340,486
Gas: 0.13%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		310,000	330,451
Total corporate bonds and notes (Cost $44,045,682)					44,837,221
Foreign corporate bonds and notes: 3.28%
Communications: 0.88%
Internet: 0.10%
United Group BV144A	6.50	10-31-2031	EUR	215,000	255,567
Media: 0.03%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	105,000	87,892
Telecommunications: 0.75%
British Telecommunications PLC	3.13	2-11-2032	EUR	195,000	225,593
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	144,979
Eutelsat SA	1.50	10-13-2028	EUR	100,000	108,529
Fibercop SpA	1.63	1-18-2029	EUR	130,000	142,407
Koninklijke KPN NV	3.88	7-3-2031	EUR	100,000	121,586
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	215,000	251,801
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	255,000	296,760
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	252,928
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	150,000	179,586
Zegona Finance PLC144A	6.75	7-15-2029	EUR	112,500	139,320
					1,863,489
Consumer, cyclical: 0.27%
Entertainment: 0.06%
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	125,000	152,152
Leisure time: 0.05%
TUI AG	5.88	3-15-2029	EUR	110,000	133,681
Lodging: 0.06%
Essendi SA	5.50	11-15-2031	EUR	120,000	143,728
Retail: 0.10%
Dufry One BV	4.50	5-23-2032	EUR	101,000	120,061
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	119,825
					239,886
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Consumer, non-cyclical: 0.59%
Agriculture: 0.05%
BAT International Finance PLC	2.25%	1-16-2030	EUR	100,000	$113,395
Commercial services: 0.33%
Nexi SpA	2.13	4-30-2029	EUR	150,000	168,619
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	290,000	346,302
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	135,000	164,670
Verisure Holding AB	5.50	5-15-2030	EUR	120,000	145,773
					825,364
Food: 0.16%
Iceland Bondco PLC	10.88	12-15-2027	GBP	149,000	213,111
Market Bidco Finco PLC	5.50	11-4-2027	GBP	140,000	189,701
					402,812
Healthcare-services: 0.05%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	100,000	124,153
Energy: 0.13%
Oil & gas: 0.13%
Aker BP ASA	1.13	5-12-2029	EUR	100,000	109,260
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	200,000	224,166
					333,426
Financial: 0.80%
Banks: 0.66%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	234,204
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	248,305
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	100,000	125,170
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	100,000	125,472
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	100,000	124,787
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	261,180
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	234,386
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	100,000	126,099
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	125,000	163,436
					1,643,039
Insurance: 0.05%
AXA SA	3.63	1-10-2033	EUR	100,000	121,327
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 11

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
Real estate: 0.09%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13%	12-2-2026	EUR	200,000	$231,288
Government securities: 0.09%
Multi-national: 0.09%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	230,000	228,292
Industrial: 0.06%
Packaging & containers: 0.06%
OI European Group BV	6.25	5-15-2028	EUR	130,000	156,121
Technology: 0.12%
Computers: 0.12%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	135,000	159,883
Teleperformance SE	5.75	11-22-2031	EUR	100,000	126,978
					286,861
Utilities: 0.34%
Electric: 0.19%
Enel Finance International NV	4.00	2-20-2031	EUR	180,000	220,671
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	121,290
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	105,000	130,152
					472,113
Gas: 0.07%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	150,000	166,324
Water: 0.08%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	165,000	200,399
Total foreign corporate bonds and notes (Cost $7,279,688)					8,181,309
Foreign government bonds: 4.07%
Australia: 0.47%
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	915,000	584,552
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	910,000	582,888
					1,167,440
Brazil: 0.81%
Brazil	10.00	1-1-2027	BRL	11,500,000	2,027,241
Colombia: 0.48%
Colombia TES	5.75	11-3-2027	COP	5,200,000,000	1,207,744
France: 1.00%
French Republic144A	2.70	2-25-2031	EUR	2,155,000	2,505,614
Indonesia: 0.20%
Indonesia	6.88	4-15-2029	IDR	7,750,000,000	489,906
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal		Value
South Africa: 0.22%
Republic of South Africa	8.00%	1-31-2030	ZAR	9,920,000	$559,943
United Kingdom: 0.89%
U.K. Gilts	4.38	3-7-2030	GBP	850,000	1,161,718
U.K. Gilts	4.50	3-7-2035	GBP	790,000	1,049,730
					2,211,448
Total foreign government bonds (Cost $9,976,951)					10,169,336

	Shares
Investment companies: 0.14%
Exchange-traded funds: 0.14%
SPDR Portfolio High Yield Bond ETF	14,268	340,149
Total investment companies (Cost $333,812)		340,149

			Principal
Loans: 0.26%
Communications: 0.07%
Telecommunications: 0.07%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.78	4-15-2030	$169,568	168,367
Consumer, cyclical: 0.10%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	15,000	15,070
Retail: 0.09%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	235,000	226,286
Financial: 0.09%
Insurance: 0.09%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.68	1-31-2028	235,000	228,317
Total loans (Cost $643,837)				638,040
Non-agency mortgage-backed securities: 6.74%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	893,275	899,393
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	927,942	934,167
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	397,557	399,432
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,092,304	961,059
Angel Oak Mortgage Trust Series 2025-1 Class A1144A±±	5.69	1-25-2070	927,738	934,639
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	1,000,000	1,042,870
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	135,000	126,920
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.90	8-15-2042	210,000	210,656
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	1,300,000	1,229,283
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	797,481	770,474
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	519,813	522,781
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 13

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.96%	12-15-2039	$200,000	$200,250
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	1,147,448	1,171,877
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,225,000	1,225,657
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,010,668
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,320,000	1,198,176
Morgan Stanley Residential Mortgage Loan Trust Series 2025- NQM5 Class A1144A±±	5.44	7-25-2070	443,982	447,433
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.43	1-15-2036	225,000	218,297
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	176,352	177,962
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	892,296	901,540
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	1,000,000	1,029,357
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	225,000	232,700
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	1,000,000	772,095
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	200,000	201,830
Total non-agency mortgage-backed securities (Cost $16,689,459)				16,819,516
U.S. Treasury securities: 14.06%
U.S. Treasury Bonds	4.63	11-15-2044	360,000	349,228
U.S. Treasury Bonds	4.75	2-15-2045	3,475,000	3,423,418
U.S. Treasury Bonds	4.75	5-15-2055	4,720,000	4,591,675
U.S. Treasury Bonds	4.75	8-15-2055	335,000	325,997
U.S. Treasury Notes	3.88	7-31-2027	4,000,000	4,016,562
U.S. Treasury Notes	3.88	7-31-2030	19,190,000	19,344,420
U.S. Treasury Notes	4.25	8-15-2035	3,025,000	3,031,145
Total U.S. Treasury securities (Cost $35,050,207)				35,082,445
Yankee corporate bonds and notes: 9.53%
Basic materials: 0.42%
Chemicals: 0.21%
Braskem Netherlands Finance BV144A	8.00	10-15-2034	420,000	298,977
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	215,000	221,639
				520,616
Mining: 0.21%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	65,000	72,167
Rio Tinto Finance USA PLC	5.75	3-14-2055	460,000	460,116
				532,283
Communications: 0.78%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	31,000	29,102
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.77%
Colombia Telecomunicaciones SA ESP144A	4.95%	7-17-2030	$315,000	$287,424
Nokia Oyj	6.63	5-15-2039	130,000	132,806
NTT Finance Corp.144A	4.88	7-16-2030	835,000	847,891
NTT Finance Corp.144A	5.17	7-16-2032	375,000	382,073
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	46,000	47,752
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	210,000	215,498
				1,913,444
Consumer, cyclical: 0.66%
Airlines: 0.04%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	105,000	109,725
Auto manufacturers: 0.09%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	225,000	224,753
Leisure time: 0.53%
Carnival Corp.144A	6.13	2-15-2033	670,000	688,026
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	30,000	30,479
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	585,000	600,193
				1,318,698
Consumer, non-cyclical: 0.17%
Agriculture: 0.15%
Japan Tobacco, Inc.144A	5.85	6-15-2035	355,000	374,916
Pharmaceuticals: 0.02%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	50,000	56,805
Energy: 1.33%
Oil & gas: 1.20%
Aker BP ASA144A	5.13	10-1-2034	510,000	494,041
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	245,000	257,586
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	590,000	584,861
Eni SpA144A	5.95	5-15-2054	550,000	533,934
Saudi Arabian Oil Co.144A	5.38	6-2-2035	345,000	354,205
Saudi Arabian Oil Co.144A	6.38	6-2-2055	315,000	324,114
TotalEnergies Capital SA	5.43	9-10-2064	225,000	208,258
Var Energi ASA144A	6.50	5-22-2035	230,000	240,512
				2,997,511
Pipelines: 0.13%
Enbridge, Inc.	5.95	4-5-2054	80,000	78,917
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	25,000	26,687
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	210,000	209,737
				315,341
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 15

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Financial: 5.48%
Banks: 3.71%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32%	5-15-2031	$510,000	$523,338
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	200,000	196,805
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	200,000	194,187
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	565,000	577,569
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	565,000	582,748
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	240,000	247,558
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	215,000	225,799
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	490,000	499,248
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	585,000	592,456
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	285,000	291,520
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	375,000	391,346
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	755,000	755,178
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	565,000	580,801
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	215,000	217,107
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	320,000	287,268
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	790,000	809,256
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	645,000	674,437
NatWest Markets PLC144A	1.60	9-29-2026	215,000	209,203
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	430,000	418,516
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	230,000	230,645
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	81,000	79,683
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	375,000	345,163
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	325,000	332,211
				9,262,042
Diversified financial services: 0.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	360,000	352,627
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	160,000	167,518
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	115,000	110,187
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	155,000	156,546
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	150,000	155,229
				942,107
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Insurance: 1.01%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35%	9-6-2053	$645,000	$684,442
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	280,000	290,691
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	555,000	575,446
Intact Financial Corp.144A	5.46	9-22-2032	455,000	465,166
Meiji Yasuda Life Insurance Co. (5 Year Treasury Constant Maturity+2.91%)144A±	6.10	6-11-2055	185,000	190,520
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	140,000	145,507
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	150,000	155,528
				2,507,300
Private equity: 0.15%
Brookfield Finance, Inc.	5.33	1-15-2036	365,000	362,772
Savings & loans: 0.23%
Nationwide Building Society (U.S. SOFR+1.06%)144A±	4.65	7-14-2029	580,000	584,824
Government securities: 0.24%
Multi-national: 0.24%
African Export-Import Bank144A	3.80	5-17-2031	430,000	380,337
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	215,000	213,365
				593,702
Industrial: 0.12%
Engineering & construction: 0.03%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	75,000	80,901
Trucking & leasing: 0.09%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	215,000	220,800
Utilities: 0.33%
Electric: 0.33%
Comision Federal de Electricidad144A	3.35	2-9-2031	430,000	383,844
Comision Federal de Electricidad144A	3.88	7-26-2033	430,000	372,199
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	75,000	75,471
				831,514
Total yankee corporate bonds and notes (Cost $23,195,766)				23,779,156
Yankee government bonds: 0.92%
Argentina: 0.13%
Argentinaøø	0.75	7-9-2030	272,000	203,687
Argentinaøø	4.13	7-9-2035	180,000	114,345
				318,032
Bermuda: 0.06%
Bermuda144A	3.38	8-20-2050	215,000	146,832
Dominican Republic: 0.08%
Dominican Republic144A	4.88	9-23-2032	200,000	188,580
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 17

Portfolio of investments—August 31, 2025

	Interest rate	Maturity date	Principal	Value
Israel: 0.16%
Israel	5.75%	3-12-2054	$430,000	$397,419
Ivory Coast: 0.08%
Ivory Coast144A	8.25	1-30-2037	200,000	199,204
Mexico: 0.25%
Mexico	3.77	5-24-2061	205,000	122,278
Mexico	4.75	3-8-2044	85,000	67,469
Mexico	6.00	5-7-2036	215,000	214,860
Mexico	6.35	2-9-2035	225,000	232,459
				637,066
Panama: 0.16%
Panama	4.50	5-15-2047	200,000	146,568
Panama	4.50	1-19-2063	380,000	257,868
				404,436
Total yankee government bonds (Cost $2,194,849)				2,291,569

		Yield	Shares
Short-term investments: 4.64%
Investment companies: 4.64%
Allspring Government Money Market Fund Select Class♠∞##		4.23	11,580,005	11,580,005
Total short-term investments (Cost $11,580,005)				11,580,005
Total investments in securities (Cost $252,245,180)	102.64%			256,116,757
Other assets and liabilities, net	(2.64)			(6,586,043)
Total net assets	100.00%			$249,530,714

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus ETF

Portfolio of investments—August 31, 2025

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$209,142,196	$(197,562,191)	$0	$0	$11,580,005	11,580,005	$449,572
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,184,663	AUD	1,800,000	Morgan Stanley, Inc.	9-30-2025	$6,092	$0
USD	1,646,196	BRL	9,275,000	Morgan Stanley, Inc.	9-30-2025	0	(52,498)
USD	337,712	BRL	1,900,000	Morgan Stanley, Inc.	9-30-2025	0	(10,269)
USD	1,244,024	COP	5,074,000,000	Morgan Stanley, Inc.	9-30-2025	0	(15,425)
USD	9,413,841	EUR	8,130,000	Morgan Stanley, Inc.	9-30-2025	0	(113,968)
EUR	570,000	USD	671,496	Morgan Stanley, Inc.	9-30-2025	0	(3,495)
USD	1,117,368	EUR	950,000	Morgan Stanley, Inc.	9-30-2025	4,033	0
USD	362,907	EUR	310,000	Morgan Stanley, Inc.	9-30-2025	0	(393)
USD	2,957,378	GBP	2,192,000	Morgan Stanley, Inc.	9-30-2025	0	(6,098)
JPY	80,000,000	USD	555,859	Morgan Stanley, Inc.	9-30-2025	0	(9,842)
JPY	80,000,000	USD	552,367	Morgan Stanley, Inc.	9-30-2025	0	(6,351)
USD	527,173	ZAR	9,500,000	Morgan Stanley, Inc.	9-30-2025	0	(10,398)
						$10,125	$(228,737)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	30	12-19-2025	$3,370,145	$3,375,000	$4,855	$0
Ultra Long Term U.S. Treasury Bond	92	12-19-2025	10,760,197	10,723,750	0	(36,447)
2-Year U.S. Treasury Notes	233	12-31-2025	48,528,052	48,589,602	61,550	0
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 19

Portfolio of investments—August 31, 2025

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year Euro BUND Index	(11)	9-8-2025	$(1,686,709)	$(1,667,166)	$19,543	$0
2-Year Euro SCHATZ	(4)	9-8-2025	(502,746)	(500,998)	1,748	0
5-Year Euro-BOBL Futures	(16)	9-8-2025	(2,211,927)	(2,198,663)	13,264	0
					$100,960	$(36,447)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	1,140,000	$94,249	$80,138	$14,111	$0
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus ETF

Statement of assets and liabilities—August 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $240,665,175)	$244,536,752
Investments in affiliated securities, at value (cost $11,580,005)	11,580,005
Cash	310,548
Cash at broker segregated for futures contracts	1,140,000
Segregated cash for forward foreign currency contracts	20,000
Segregated cash for swap contracts	82,204
Foreign currency, at value (cost $15,730)	15,859
Receivable for interest	2,083,714
Unrealized gains on forward foreign currency contracts	10,125
Receivable for daily variation margin on open futures contracts	9,855
Prepaid expenses and other assets	79
Total assets	259,789,141
Liabilities
Payable for when-issued transactions	9,241,939
Payable for investments purchased	637,023
Unrealized losses on forward foreign currency contracts	228,737
Payable for daily variation margin on open futures contracts	82,157
Management fee payable	66,144
Contingent tax liability	1,264
Payable for daily variation margin on centrally cleared swap contracts	1,119
Accrued expenses and other liabilities	44
Total liabilities	10,258,427
Total net assets	$249,530,714
Net assets consist of
Paid-in capital	$245,242,000
Total distributable earnings	4,288,714
Total net assets	$249,530,714
Net asset value per share
Based on $249,530,714 divided by 10,000,000 shares issued and outstanding (unlimited number of shares authorized)	$24.95
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 21

Statement of operations—year ended August 31, 20251
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $6,421)	$7,163,009
Income from affiliated securities	449,572
Dividends	13,667
Total investment income	7,626,248
Expenses
Management fee	424,963
Custody and accounting fees	47
Total expenses	425,010
Net investment income	7,201,238
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,409,263
Unaffiliated in-kind redemptions	598,622
Foreign currency and foreign currency translations	(38,064)
Forward foreign currency contracts	(1,313,635)
Futures contracts	140,029
Swap contracts	(9,973)
Net realized gains on investments	786,242
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $1,264)	3,870,313
Foreign currency and foreign currency translations	6,524
Forward foreign currency contracts	(218,612)
Futures contracts	64,513
Swap contracts	14,111
Net change in unrealized gains (losses) on investments	3,736,849
Net realized and unrealized gains (losses) on investments	4,523,091
Net increase in net assets resulting from operations	$11,724,329
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus ETF

Statement of changes in net assets
Statement of changes in net assets
	YEAR ENDED August 31, 2025[1]
Operations
Net investment income		$7,201,238
Net realized gains on investments		786,242
Net change in unrealized gains (losses) on investments		3,736,849
Net increase in net assets resulting from operations		11,724,329
Distributions to shareholders from
Net investment income and net realized gains		(6,458,212)
Capital share transactions	Shares
Proceeds from shares sold	12,304,000	301,329,141
Payment for shares redeemed	(2,304,000)	(57,064,544)
Net increase in net assets resulting from capital share transactions		244,264,597
Total increase in net assets		249,530,714
Net assets
Beginning of period		0
End of period		$249,530,714
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Year ended August 31
2025[1]
Net asset value, beginning of period	$25.00
Net investment income	0.93 [2]
Net realized and unrealized gains (losses) on investments	(0.17)
Total from investment operations	0.76
Distributions to shareholders from
Net investment income	(0.81)
Net asset value, end of period	$24.95
Total return[3]	3.13%
Ratios to average net assets (annualized)
Expenses	0.30%
Net investment income	5.08%
Supplemental data
Portfolio turnover rate[4]	229%
Net assets, end of period (000s omitted)	$249,531

[1]	For the period from December 4, 2024 (commencement of operations) to August 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus ETF

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Allspring Core Plus ETF | 25

Notes to financial statements
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”)  with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as daily variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
26 | Allspring Core Plus ETF

Notes to financial statements
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
Allspring Core Plus ETF | 27

Notes to financial statements
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of August 31, 2025, the aggregate cost of all investments for federal income tax purposes was $253,345,332 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,024,957
Gross unrealized losses	(313,382)
Net unrealized gains	$2,711,575
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind and equalization payments. At August 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$977,403	$(977,403)
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
28 | Allspring Core Plus ETF

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$81,333,378	$0	$81,333,378
Asset-backed securities	0	21,064,633	0	21,064,633
Corporate bonds and notes	0	44,837,221	0	44,837,221
Foreign corporate bonds and notes	0	8,181,309	0	8,181,309
Foreign government bonds	0	10,169,336	0	10,169,336
Investment companies	340,149	0	0	340,149
Loans	0	638,040	0	638,040
Non-agency mortgage-backed securities	0	16,819,516	0	16,819,516
U.S. Treasury securities	35,082,445	0	0	35,082,445
Yankee corporate bonds and notes	0	23,779,156	0	23,779,156
Yankee government bonds	0	2,291,569	0	2,291,569
Short-term investments
Investment companies	11,580,005	0	0	11,580,005
	47,002,599	209,114,158	0	256,116,757
Forward foreign currency contracts	0	10,125	0	10,125
Futures contracts	100,960	0	0	100,960
Swap contracts	0	14,111	0	14,111
Total assets	$47,103,559	$209,138,394	$0	$256,241,953
Liabilities
Forward foreign currency contracts	$0	$228,737	$0	$228,737
Futures contracts	36,447	0	0	36,447
Total liabilities	$36,447	$228,737	$0	$265,184
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.30% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from December 4, 2024 (commencement of operations) to August 31, 2025, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan
Allspring Core Plus ETF | 29

Notes to financial statements
pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from December 4, 2024 (commencement of operations) to August 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from December 4, 2024 (commencement of operations) to August 31, 2025 were as follows:
Purchases at cost			Sales Proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government	IN-KIND
$547,466,954	$184,621,740	$6,822,681	$397,227,737	$60,251,621	$43,929,157
6.
DERIVATIVE TRANSACTIONS
During the period from December 4, 2024 (commencement of operations) to August 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the period from December 4, 2024 (commencement of operations) to August 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$1,005,408
Average contract amounts to sell	9,971,589
Futures contracts
Average notional balance on long futures	$25,460,539
Average notional balance on short futures	3,408,051
Swap contracts
Average notional balance	$159,615
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
30 | Allspring Core Plus ETF

Notes to financial statements
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$10,125	$10,125
Futures contracts	100,960 *	0	0	100,960
Swap contracts	0	14,111 *	0	14,111
	$100,960	$14,111	$10,125	$125,196
Liability derivatives
Forward foreign currency contracts	$0	$0	$228,737	$228,737
Futures contracts	36,447 *	0	0	36,447
	$36,447	$0	$228,737	$265,184

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of August 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the period from December 4, 2024 (commencement of operations) to August 31, 2025 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(1,313,635)	$(1,313,635)
Futures contracts	140,029	0	0	140,029
Swap contracts	0	(9,973)	0	(9,973)
	$140,029	$(9,973)	$(1,313,635)	$(1,183,579)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(218,612)	$(218,612)
Futures contracts	64,513	0	0	64,513
Swap contracts	0	14,111	0	14,111
	$64,513	$14,111	$(218,612)	$(139,988)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$10,125	$(10,125)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley, Inc.	$228,737	$(10,125)	$(20,000)	$198,612

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
Allspring Core Plus ETF | 31

Notes to financial statements
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from December 4, 2024 (commencement of operations) to August 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid for the period from December 4, 2024 (commencement of operations) to August 31, 2025 was $6,458,212 of ordinary income.
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$1,571,879	$2,716,835
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.
OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined in Segment Reporting (Topic 280), as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
32 | Allspring Core Plus ETF

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Exchange-Traded Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Core Plus ETF (the Fund), one of the funds constituting Allspring Exchange-Traded Funds Trust, including the portfolio of investments, as of August 31, 2025, the related statements of operations and changes in net assets for the period from December 4, 2024 (commencement of operations) to August 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period from December 4, 2024 to August 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate audit procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2025
Allspring Core Plus ETF | 33

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2025, $5,178,840 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, $378,781 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2025, 13% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

34 | Allspring Core Plus ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Core Plus ETF | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRAPLU 08-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: October 23, 2025